UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802
______________________________________________

UBS Cashfund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – June 30, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—23.80%

Federal Farm Credit Bank
0.230%, due 11/08/11[1]	5,000,000	4,995,847

Federal Home Loan Bank
0.280%, due 07/12/11[2]	9,000,000	9,000,000

0.040%, due 07/22/11[1]	20,000,000	19,999,533

0.280%, due 08/07/11[2]	8,000,000	8,000,000

0.040%, due 08/09/11[1]	12,000,000	11,999,480

0.300%, due 09/15/11[2]	10,000,000	10,000,000

0.270%, due 09/30/11[2]	12,500,000	12,500,000

0.270%, due 02/17/12[1]	10,000,000	9,982,675

Federal Home Loan Mortgage Corp.*
0.140%, due 07/06/11[2]	10,000,000	9,992,507

0.230%, due 08/23/11[1]	14,000,000	13,995,259

Federal National Mortgage Association*
0.410%, due 07/06/11[1]	14,000,000	13,999,203

US Treasury Bills
0.295%, due 07/28/11[1]	10,000,000	9,997,788

0.155%, due 09/22/11[1]	5,000,000	4,998,213

0.213%, due 03/08/12[1,3]	10,000,000	9,985,184

US Treasury Notes
1.000%, due 12/31/11	5,000,000	5,019,085

0.875%, due 02/29/12	10,000,000	10,034,089

1.000%, due 04/30/12	6,000,000	6,031,301

0.750%, due 05/31/12	19,900,000	19,995,538

1.875%, due 06/15/12	9,000,000	9,142,578

Total US government and agency obligations (cost—$199,668,280)		199,668,280

Bank note—1.19%

Banking-US—1.19%
Bank of America N.A.
0.120%, due 07/20/11 (cost—$10,000,000)	10,000,000	10,000,000

Certificates of deposit—16.36%

Banking-non-US—16.36%
Abbey National Treasury Services PLC
0.381%, due 07/18/11[2]	4,000,000	4,000,000

0.626%, due 07/18/11[2]	10,500,000	10,500,000

Bank of Nova Scotia
0.180%, due 07/01/11[2]	4,500,000	4,500,000

0.230%, due 07/05/11	10,000,000	10,000,000

BNP Paribas SA
0.428%, due 07/15/11[2]	5,000,000	5,000,000

Canadian Imperial Bank of Commerce
0.180%, due 07/20/11	5,000,000	5,000,000

UBS Cashfund Inc.
Schedule of investments – June 30, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Credit Industriel et Commercial
0.290%, due 07/08/11	10,000,000	10,000,010

Lloyds TSB Bank PLC
0.475%, due 07/19/11[2]	10,500,000	10,500,000

Mitsubishi UFJ Trust & Banking Corp.
0.290%, due 07/11/11	10,000,000	10,000,014

National Australia Bank Ltd.
0.301%, due 07/14/11[2]	4,000,000	4,000,000

0.295%, due 07/19/11[2]	3,000,000	2,999,812

Natixis
0.320%, due 07/07/11	9,725,000	9,725,008

0.403%, due 07/13/11[2]	4,000,000	4,000,000

Nordea Bank Finland
0.400%, due 06/12/12	7,000,000	7,000,000

Rabobank Nederland NV
0.266%, due 07/18/11[2]	5,000,000	5,000,000

Royal Bank of Canada
0.250%, due 07/01/11[2]	4,500,000	4,500,000

0.265%, due 07/01/11[2]	3,000,000	3,000,000

Royal Bank of Scotland PLC
0.474%, due 07/25/11[2]	10,500,000	10,500,000

Sumitomo Mitsui Banking Corp.
0.190%, due 07/14/11	7,000,000	7,000,000

0.190%, due 07/27/11	5,000,000	5,000,000

Westpac Banking Corp.
0.260%, due 07/01/11[2]	5,000,000	5,000,000

Total certificates of deposit (cost—$137,224,844)		137,224,844

Commercial paper[1]—47.40%

Asset backed-miscellaneous—20.98%
Atlantic Asset Securitization LLC
0.160%, due 08/01/11	10,000,000	9,998,622

Barton Capital LLC
0.140%, due 07/01/11	10,000,000	10,000,000

0.130%, due 07/08/11	10,000,000	9,999,747

0.150%, due 07/13/11	5,000,000	4,999,750

Chariot Funding LLC
0.130%, due 07/27/11	5,000,000	4,999,531

Falcon Asset Securitization Corp.
0.130%, due 07/22/11	10,000,000	9,999,242

0.130%, due 08/02/11	15,000,000	14,998,267

Gotham Funding Corp.
0.160%, due 07/07/11	10,000,000	9,999,733

0.170%, due 07/08/11	5,000,000	4,999,835

0.160%, due 07/22/11	7,000,000	6,999,347

UBS Cashfund Inc.
Schedule of investments – June 30, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Liberty Street Funding LLC
0.140%, due 07/12/11	10,000,000	9,999,572

LMA Americas LLC
0.200%, due 08/22/11	10,000,000	9,997,111

Market Street Funding LLC
0.180%, due 08/11/11	4,000,000	3,999,180

Old Line Funding Corp.
0.200%, due 07/21/11	15,000,000	14,998,333

Regency Markets No. 1 LLC
0.140%, due 07/15/11	5,000,000	4,999,728

Salisbury Receivables Co. LLC
0.140%, due 07/08/11	10,000,000	9,999,728

0.130%, due 07/11/11	10,000,000	9,999,639

0.140%, due 07/27/11	5,000,000	4,999,494

Sheffield Receivable Corp.
0.170%, due 08/23/11	10,000,000	9,997,497

Thames Asset Global Securitization No. 1
0.140%, due 07/12/11	10,000,000	9,999,572

		175,983,928

Asset backed-securities—2.50%
Argento Variable Funding Co. LLC
0.280%, due 07/07/11	4,000,000	3,999,813

0.210%, due 08/31/11	5,000,000	4,998,221

Grampian Funding LLC
0.210%, due 09/15/11	12,000,000	11,994,680

		20,992,714

Banking-non-US—4.53%
Commonwealth Bank of Australia
0.270%, due 07/06/11[2,4]	5,000,000	4,999,864

Credit Suisse
0.200%, due 07/14/11	10,000,000	9,999,278

Dnb NOR ASA
0.130%, due 08/05/11	10,000,000	9,998,736

Kreditanstalt für Wiederaufbau
0.140%, due 09/07/11	10,000,000	9,997,355

Westpac Securities NZ Ltd.
0.284%, due 09/01/11[2,4]	3,000,000	3,000,000

		37,995,233

Banking-US—14.62%
ABN Amro Funding USA LLC
0.180%, due 07/01/11	10,000,000	10,000,000

BNP Paribas Finance
0.130%, due 07/06/11	15,000,000	14,999,729

Danske Corp.
0.170%, due 07/19/11	7,000,000	6,999,405

Deutsche Bank Financial LLC
0.270%, due 07/05/11	5,000,000	4,999,850

UBS Cashfund Inc.
Schedule of investments – June 30, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)

Banking-US—(concluded)

ING (US) Funding LLC
0.240%, due 08/05/11	7,000,000	6,998,367

0.160%, due 08/09/11	10,000,000	9,998,267

0.360%, due 11/03/11	10,000,000	9,987,500

JPMorgan Chase & Co.
0.150%, due 09/07/11	5,000,000	4,998,583

Natixis US Finance Co. LLC
0.050%, due 07/01/11	10,000,000	10,000,000

0.360%, due 07/01/11	10,000,000	10,000,000

Nordea N.A., Inc.
0.230%, due 12/07/11	5,000,000	4,994,921

Societe Generale N.A., Inc.
0.030%, due 07/01/11	15,000,000	15,000,000

0.160%, due 07/05/11	10,000,000	9,999,822

0.210%, due 08/01/11	3,600,000	3,599,349

		122,575,793

Finance-captive automotive—1.19%
Toyota Motor Credit Corp.
0.160%, due 08/10/11	10,000,000	9,998,222

Health care—1.19%
Abbot Laboratories
0.080%, due 07/21/11	10,000,000	9,999,556

Insurance-life—2.39%
MetLife Short Term Funding LLC
0.140%, due 07/26/11	10,000,000	9,999,028

0.200%, due 08/16/11	10,000,000	9,997,444

		19,996,472

Total commercial paper (cost—$397,541,918)		397,541,918

Short-term corporate obligations—2.26%

Banking-non-US—1.25%
Svenska Handelsbanken
0.292%, due 09/08/11[2,4]	6,500,000	6,500,000

Westpac Securities NZ Ltd.
0.360%, due 07/05/11[2,4]	4,000,000	4,000,000

		10,500,000

Banking-US—0.42%
JPMorgan Chase Bank N.A.
0.275%, due 09/09/11[2]	3,500,000	3,500,000

Supranational—0.59%
European Investment Bank
0.160%, due 07/07/11[1]	5,000,000	4,999,867

Total short-term corporate obligations (cost—$18,999,867)		18,999,867

Repurchase agreements—9.00%

Repurchase agreement dated 06/30/11 with Deutsche Bank Securities, 0.010% due 07/01/11, collateralized by $74,775,000 Federal Home Loan Bank obligations, 1.500% due 01/16/13; (value—$76,501,804); proceeds: $75,000,021	75,000,000	75,000,000

Repurchase agreement dated 06/30/11 with State Street Bank & Trust Co., 0.010% due 07/01/11, collateralized by $460,193 US Treasury Notes, 3.125% due 04/30/17; (value—$490,943); proceeds: $481,000	481,000	481,000

Total repurchase agreements (cost—$75,481,000)		75,481,000

UBS Cashfund Inc.
Schedule of investments – June 30, 2011 (unaudited)

	Number of
Security description	shares	Value ($)

Investment of cash collateral from securities loaned—1.22%

Money market fund—1.22%
UBS Private Money Market Fund LLC[5] (cost—$10,200,000)	10,200,000	10,200,000

Total investments which approximates cost for federal income tax purposes (cost—$849,115,909)[6,7]—101.23%		849,115,909

Liabilities in excess of other assets —(1.23)%		(10,347,380)

Net assets (applicable to 839,152,853 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		838,768,529

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1	Rates shown are the discount rates at date of purchase.

2	Variable or floating rate security. The interest rate shown is the current rate as of June 30, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3	Security, or portion thereof, was on loan at June 30, 2011.

4	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.21% of net assets as of June 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

5	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended June 30, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the three	during the three		affiliate for the
	Value at	months ended	months ended	Value at	three months ended
Security description	03/31/11 ($)	06/30/11 ($)	06/30/11 ($)	06/30/11 ($)	06/30/11 ($)

UBS Private Money Market Fund LLC	—	20,387,500	10,187,500	10,200,000	67

6	Includes $9,985,184 of investments in securities on loan, at value plus accrued interest, if any.

7	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active markets	Other significant	Unobservable
	for identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency
obligations	—	199,668,280	—	199,668,280

Bank note	—	10,000,000	—	10,000,000

Certificates of deposit	—	137,224,844	—	137,224,844

Commercial paper	—	397,541,918	—	397,541,918

Short-term corporate
obligations	—	18,999,867	—	18,999,867

Repurchase agreements	—	75,481,000	—	75,481,000

Investment of cash
collateral from securities
loaned	—	10,200,000	—	10,200,000

Total	—	849,115,909	—	849,115,909

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	75.2

United Kingdom	5.2

Japan	3.8

France	3.4

Canada	3.2

Australia	2.8

Switzerland	1.2

Norway	1.2

Germany	1.2

Finland	0.8

Sweden	0.8

Netherlands	0.6

Luxembourg	0.6

Total	100.0

Weighted average maturity - 50 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated March 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	August 29, 2011